UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.[   ] is a restatement.
                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   CAPITAL WEST ASSET MANAGEMENT, LLC
Address 8400 East Prentice Avenue, Suite 1401
        Greenwood Village, CO 80111

13F File Number:   28-5781

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  John R. Riddle
Title: Chief Investment Officer
Phone: 303-414-1100

Signature, Place, and Date of Signing:

       John R. Riddle          Greenwood Village, CO            August 8, 2001

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	 manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[   ]  13F COMINATION REPORT.  (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F SUMMARY PAGE

Report Summary

Number of Other Included Manager     0

Form 13F Information Table Entries    188

Form13F Information Table Value  278,376,357


List of Other Included Managers
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report.

FORM 13F INFORMATION TABLE

Capital West Asset Management, LLC
Security Holdings for 13F Report
June 30, 2001

ITEM 1: Issuer              ITEM 2:   ITEM 3:    ITEM 4:  ITEM 5 ITEM 6: ITEM 8:
                            Class     Cusip    Fair Mkt  Shrs/Pri Invst  Voting
                                                            Amt   Dscre  Auth

ACCREDO HEALTH INC          common   00437V104  1,361,340     36,605  Sole Sole
ACTIVISION INC.             common   004930202  2,095,558     53,390  Sole Sole
ADVANCE PCS                 common   00790K109  1,203,500     18,790  Sole Sole
ADVANCED MICRO DEVICES      common   007903107     82,510      2,855  Sole Sole
ALBANY MOLECULAR RESH       common   012423109  1,241,597     32,665  Sole Sole
ALLERGAN                    common   018490102     75,207        895  Sole Sole
ALLIANT TECHSYSTEMS, INC.   common   018804104  1,341,308     14,920  Sole Sole
AMDOCS LTD                  common   G02602103    371,565      6,900  Sole Sole
AMER PWR CONVERS            common   029066107      2,756        175  Sole Sole
AMERADA HESS CO             common   023551104    689,224      8,530  Sole Sole
AMERICREDIT CORP            common   03060R101  5,126,426     98,680  Sole Sole
AMERISOURCE HEALTH CORP.    common   03071P102  2,331,896     42,130  Sole Sole
AMERN EAGLE OUTFITTERS      common   02553E106  2,862,193     81,220  Sole Sole
AMGEN INCORPORATED          common   031162100     12,136        200  Sole Sole
ANCHOR GAMING               common   033037102  1,070,107     16,560  Sole Sole
APPLE COMPUTERS             common   037833100     96,488      4,150  Sole Sole
ASTEC INDUSTRIES INC        common   046224101  1,086,319     62,975  Sole Sole
ASTORIA FINANCIAL           common   046265104  2,144,450     38,990  Sole Sole
BARRICK GOLD CORP           common   067901108     90,143      5,950  Sole Sole
BEA SYS INC                 common   073325102    420,113     13,680  Sole Sole
BED BATH & BEYOND           common   075896100      3,900        125  Sole Sole
BERGEN BRUNSWIG             common   083739102  2,613,151    135,960  Sole Sole
BERKSHIRE HATHAWAY CL B     common   084670207      4,600          2  Sole Sole
BEST BUY                    common   086516101  3,669,550     57,770  Sole Sole
BIOMET INC                  common   090613100    168,210      3,500  Sole Sole
BJ SVCS CO                  common   055482103    307,400     10,600  Sole Sole
BLACK HILLS CORP.           common   092113109  2,394,490     59,520  Sole Sole
BOEING CORP                 common   097023105    127,324      2,290  Sole Sole
C H ROBINSON WORLDWIDE IN   common   12541W100  2,599,348     93,200  Sole Sole
CACI INTERNATIONAL INC      common   127190304  1,552,645     33,035  Sole Sole
CALPINE CORP                common   131347106  2,161,404     57,180  Sole Sole
CAMBREX CORP                common   132011107  1,017,670     20,120  Sole Sole
CENDANT                     common   151313103    640,673     32,855  Sole Sole
CHECK POINT SOFTWARE        common   M22465104     44,754        885  Sole Sole
CHICOS FAS INC              common   168615102  1,372,665     46,140  Sole Sole
CIMA LABS, INC.             common   171796105  1,580,598     20,135  Sole Sole
CIRCUIT CITY                common   172737108  3,356,010    186,445  Sole Sole
CITIGROUP INC               common   172967101        211          4  Sole Sole
CITRIX SYS                  common   177376100    119,707      3,430  Sole Sole
COACH                       common   189754104  2,429,112     63,840  Sole Sole
COLGATE PALMOLIVE           common   194162103  3,032,086     51,400  Sole Sole
COMPUTER ASSOC INTL         common   204912109  3,608,640    100,240  Sole Sole
COMVERSE TECHNOLOGY         common   205862402  2,238,320     39,200  Sole Sole
COUNTRYWIDE CREDIT INDUSTR  common   222372104  3,417,831     74,495  Sole Sole
COVANCE INC.                common   222816100  3,202,257    141,380  Sole Sole
COVENTRY HEALTH CARE INC    common   222862104  1,479,246     73,230  Sole Sole
CSG SYSTEMS INT'L, INC      common   126349109  3,172,600     54,700  Sole Sole
D R HORTON INC              common   23331A109  1,311,152     57,760  Sole Sole
DANAHER CORP                common   235851102  2,721,880     48,605  Sole Sole
DAVITA INC                  common   23918K108  1,217,767     59,900  Sole Sole
DIGITAL LIGHTWAVE INC       common   253855100  1,048,370     28,365  Sole Sole
DUKE ENERGY CO              common   264399106  2,360,300     60,505  Sole Sole
Dynamic IT Inc              common   196472104          4         36  Sole Sole
ELECTRONIC DATA SYSTEMS     common   285661104  2,779,063     44,465  Sole Sole
ENERGEN CORP                common   29265N108  1,261,044     45,690  Sole Sole
ENGELHARD CORP              common   292845104     30,045      1,165  Sole Sole
EVEREST REINS HLDGS INC     common   G3223R108  2,486,352     33,240  Sole Sole
EXELON CORP                 common   30161N101    197,810      3,085  Sole Sole
FAIR ISAAC & CO INC COM     common   303250104  1,146,761     18,550  Sole Sole
FED HOME LOAN MRGT          common   313400301    679,479      9,985  Sole Sole
FEDERAL NAT MTG             common   313586109    483,396      5,685  Sole Sole
FEDERAL SIGNAL CORP.        common   313855108  2,481,953    105,750  Sole Sole
FIDELITY NATL FINL INC      common   316326107    798,894     32,515  Sole Sole
FIRST AMERN FINL            common   318522307    662,142     34,960  Sole Sole
FIRST DATA                  common   319963104  3,178,568     49,395  Sole Sole
FIRST TENN NATL CORP        common   337162101  2,752,850     79,310  Sole Sole
FISERV INC                  common   337738108    119,963      1,875  Sole Sole
FORD                        common   345370860         16          1  Sole Sole
FOREST LABS INC             common   345838106     84,490      1,190  Sole Sole
GENERAL DYNMCS              common   369550108  3,007,357     38,650  Sole Sole
GENESCO INC                 common   371532102  1,285,368     38,255  Sole Sole
GENESIS MICROCHIP INC F     common   371933102    469,950     13,000  Sole Sole
GENZYME CORP                common   372917104  2,710,840     44,440  Sole Sole
GLAXOSMITHKLINE PLC ADR     common   37733W105     86,267      1,535  Sole Sole
GOLDEN WEST FIN             common   381317106    309,637      4,820  Sole Sole
GOODRICH                    common   382388106    398,790     10,500  Sole Sole
GOODYEAR TIRE & RUBBER CO   common   382550101     28,560      1,020  Sole Sole
GRAINGER WW INC             common   384802104    190,777      4,635  Sole Sole
GREENPOINT FINANCIAL CORP   common   395384100  2,308,608     60,120  Sole Sole
HARRAH'S ENTERTAINMENT INC  common   413619107    388,300     11,000  Sole Sole
HERSHEY FOODS               common   427866108  2,873,218     46,560  Sole Sole
HOMESTORE.COM, INC.         common   437852106  1,869,661     53,480  Sole Sole
HYDRIL COMPANY              common   448774109    910,231     39,975  Sole Sole
IDEC PHARMACEUTICALS        common   449370105  3,639,691     53,770  Sole Sole
INT'L GAME TECH             common   459902102  2,809,318     44,770  Sole Sole
INTERMAGNETICS GENERAL CORP common   458771102  1,550,988     47,870  Sole Sole
INTERNATIONAL FLAV&FRA      common   459506101    575,728     22,910  Sole Sole
INTUIT                      common   461202103  2,219,845     55,510  Sole Sole
ITT EDUCATIONAL SERVICES IN common   45068B109  1,394,550     30,990  Sole Sole
IVAX CORPORATION            common   465823102  3,638,193     93,287  Sole Sole
JACK HENRY & ASSOCIATES     common   426281101  2,356,000     76,000  Sole Sole
JOHNSON CTLS                common   478366107     99,284      1,370  Sole Sole
KING PHARM INC              common   495582108  3,839,094     71,425  Sole Sole
KOHLS CORP                  common   500255104     33,561        535  Sole Sole
KROGER CO                   common   501044101     15,000        600  Sole Sole
LEHMAN BROS HLDGS           common   524908100  3,176,109     41,120  Sole Sole
LENNAR CORP                 common   526057104  2,633,355     63,150  Sole Sole
LEXMARK INTL GR             common   529771107  3,146,628     46,790  Sole Sole
LINEAR TECHNOLOGY           common   535678106     68,320      1,545  Sole Sole
LIZ CLAIBORNE               common   539320101    403,600      8,000  Sole Sole
LOUSIANNA PAC               common   546347105     29,090      2,480  Sole Sole
MANDALAY RESORT GROUP       common   562567107  2,949,062    107,630  Sole Sole
MANOR CARE INC              common   564055101    122,873      3,870  Sole Sole
MATTELL INCORPORATED        common   577081102  2,983,116    157,670  Sole Sole
MCCORMICK & CO              common   579780206  2,079,990     49,500  Sole Sole
MCKESSON HBOC               common   58155Q103    106,349      2,865  Sole Sole
MENTOR GRAPHICS CORP        common   587200106  1,800,400    102,880  Sole Sole
MERCURY COMP SYS            common   589378108  1,559,745     31,510  Sole Sole
METRO ONE TELECOMMUNICATION common   59163F105  1,705,108     26,285  Sole Sole
MID ATLANTIC MEDICAL SERVIC common   59523C107  1,729,169     96,440  Sole Sole
MINERALS TECHNOLOGIES       common   603158106  2,579,921     60,110  Sole Sole
MIRANT CORP                 common   604675108    369,800     10,750  Sole Sole
NAUTICA ENTERPRISES INC     common   639089101  1,202,408     58,855  Sole Sole
NCO GROUP                   common   628858102  2,183,967     70,610  Sole Sole
NUEVO ENERGY CO             common   670509108  1,234,073     75,710  Sole Sole
NVIDIA CORP                 common   67066G104  3,956,715     42,660  Sole Sole
NY COMMUNITY BANKCORP       common   649445103  1,768,797     46,980  Sole Sole
O'REILLY AUTOMOTIVE INC     common   686091109     14,350        500  Sole Sole
OCCIDENTAL PETE CORP        common   674599105  2,709,654    101,905  Sole Sole
OFFSHORE                    common   676255102    971,185     51,115  Sole Sole
OM GROUP, INC               common   670872100  1,558,125     27,700  Sole Sole
PAPA JOHNS INTL             common   698813102  2,048,534     80,810  Sole Sole
PAYCHEX INC                 common   704326107     33,800        845  Sole Sole
PENERA BREAD                common   69840W108    905,112     28,670  Sole Sole
PENNEY J C                  common   708160106    129,164      4,900  Sole Sole
PEOPLESOFT INC              common   712713106     81,476      1,655  Sole Sole
PEPSI INC                   common   713448108    189,397      4,285  Sole Sole
PERKIN ELMER                common   714046109    368,902     13,400  Sole Sole
PITNEY BOWES                common   724479100    191,435      4,545  Sole Sole
PP&L RESOURCES INC          common   69351T106    722,150     13,130  Sole Sole
PRECISION CASTPARTS         common   740189105  1,890,084     50,510  Sole Sole
PROGRESSIVE CORP            common   743315103  3,613,629     26,730  Sole Sole
PUBLIC SVC CO N MEX         common   744499104  2,445,498     76,160  Sole Sole
PULTE HOMES, INC            common   745867101  3,116,040     73,095  Sole Sole
QWEST COMMUNICATIONS        common   749121109     30,436        955  Sole Sole
REEBOK INTL LTD             common   758110100  3,851,200    120,350  Sole Sole
RENT-A-CENTER INC.          common   76009N100  1,300,272     24,720  Sole Sole
RESMED, INC                 common   761152107  1,120,188     22,160  Sole Sole
ROSS STORES                 common   778296103      4,790        200  Sole Sole
RSA SECURITY INC            common   749719100    997,209     32,220  Sole Sole
RYLAND GROUP INC            common   783764103  1,323,190     26,150  Sole Sole
S&P MIDCAP 400 DEP REC      common   595635103     67,628        710  Sole Sole
S&P500 DEP RCPTS            common   78462F103     56,396        460  Sole Sole
SABRE GRP HLDGS INC         common   785905100  2,926,250     58,525  Sole Sole
SCIENTIFIC ATLANTA INC      common   808655104  1,903,531     46,885  Sole Sole
SEMPRA ENERGY               common   816851109  3,456,870    126,440  Sole Sole
SHAW GROUP INC              common   820280105  1,129,818     28,175  Sole Sole
SIGMA ALDRICH               common   826552101  2,090,501     54,130  Sole Sole
SKYWEST INC                 common   830879102  1,127,420     40,265  Sole Sole
SMITH INTL                  common   832110100  1,847,611     30,620  Sole Sole
SMITHS FOOD&DRG             common   832248108  1,263,405     31,350  Sole Sole
SNAP ON INC                 common   833034101      7,248        300  Sole Sole
SOLUTIA INC                 common   834376105  2,125,043    166,670  Sole Sole
SPRINT PCS SERIES 1         common   852061506     91,529      3,790  Sole Sole
SPX                         common   784635104  2,718,910     21,720  Sole Sole
ST JUDE MED INC             common   790849103  2,669,400     44,490  Sole Sole
STILWELL FINANCIAL INC      common   860831106  2,949,085     87,875  Sole Sole
STORAGENETWORKS INC.        common   86211E103  1,378,144     81,115  Sole Sole
STRYKER CORP                common   863667101     71,579      1,305  Sole Sole
SUNGARD DATA SYS INC        common   867363103  2,442,814     81,400  Sole Sole
SYNOPSYS INC                common   871607107  2,405,951     49,720  Sole Sole
SYSCO CORP                  common   871829107  2,955,006    108,840  Sole Sole
TARO PHARMACEUTICAL INDUS L common   M8737E108  1,564,697     17,870  Sole Sole
TENET HLTHCR CORP           common   88033G100  3,697,553     71,658  Sole Sole
TETRA TECH INC              common   88162G103    898,008     33,015  Sole Sole
TETRA TECHNOLOGIES, INC.    common   88162F105  1,124,456     45,990  Sole Sole
THE WET SEAL, INC           common   961840105  1,326,947     38,340  Sole Sole
THQ INC                     common   872443403  1,660,696     27,850  Sole Sole
TIDEWATER                   common   886423102  1,785,095     47,350  Sole Sole
TIMKEN                      common   887389104     90,883      5,365  Sole Sole
TMP WORLDWIDE INC           common   872941109     84,900      1,415  Sole Sole
TRIGON HEALTHCARE INC.      common   89618L100  2,063,527     31,820  Sole Sole
TYCO                        common   902124106  3,041,931     55,805  Sole Sole
UNISOURCE ENERGY CORPORATIO common   909205106  1,705,523     74,250  Sole Sole
UNITED HEALTHCARE CORP      common   91324P102    446,453      7,230  Sole Sole
UNITED TECHNS CORP          common   913017109  2,702,561     36,890  Sole Sole
USA ED INC (SLM HLD CORP)   common   90390U102      3,650         50  Sole Sole
UST INC                     common   902911106    125,108      4,335  Sole Sole
USX MARATHON                common   902905827  2,944,655     99,785  Sole Sole
UTILICORP UNITED            common   918005109  2,577,504     84,370  Sole Sole
VALERO ENERGY CORP          common   91913Y100  2,307,577     62,740  Sole Sole
VERISIGN, INC.              common   92343E102     42,907        715  Sole Sole
VERIZON COMMUNICATIONS      common   92343V104    120,268      2,248  Sole Sole
VISX INC DEL                common   92844S105  2,321,807    119,990  Sole Sole
WASHINGTON FEDERAL INC.     common   938824109  1,513,129     61,710  Sole Sole
WASHINGTON MUTUAL INC       common   939322103  3,827,472    101,930  Sole Sole
WILLIAMS COS INC            common   969457100     80,069      2,430  Sole Sole
XEROX CORP                  common   984121103    400,074     41,805  Sole Sole
REPORT SUMMARY          188 DATA RECORDS      278,376,357

        0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED